Inventories (Tables)	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	June 30,
	2015	2014
	Amount	Amount
Raw materials	$402,761	$340,431
Work-in-process	486,254	454,251
Reserve	(37,000)	(22,000)
Total	$852,015	$772,682